COMMITMENTS - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS [abstract]
Contracted but not provided for	¥ 899,290	¥ 1,341,055
Authorised but not contracted for	¥ 1,765,710	¥ 518,945